DIVIDENDS (Detail) - $ / shares	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Dividends [Line Items]
Common dividends (in dollars per share)	$ 0.56	$ 0.55	$ 0.54	$ 0.53	$ 0.52	$ 0.51	$ 0.50	$ 0.49	$ 2.18	$ 2.02	$ 1.86
Ordinary income
Dividends [Line Items]
Common dividends (in dollars per share)									1.133	1.834	1.536
Return of capital
Dividends [Line Items]
Common dividends (in dollars per share)									$ 1.047	$ 0.186	$ 0.324